Post-Employment and Other Long-Term Employees Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Pension plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	$ 411	$ 409
Pension plans with accumulated benefit obligations in excess of plan assets, fair value of plan assets	182	139
Pension plans with expected projected benefit obligations in excess of plan assets, projected benefit obligation	478	427
Pension and other postretirement benefits cost (reversal of cost)	19	11	$ 10
Accrued benefits related to defined contribution pension plans	27	24
Annual cost of defined contribution plans	114	100	$ 101
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension plans with benefit obligations in excess of plan assets, benefit obligation	950	839
Employer contributions	26	$ 25
Expected contribution in cash	$ 27